Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 16,590	$ 15,506		$ 31,425
Restricted short-term investments	8,497	8,484		9,394
Restricted cash and cash equivalents				100
Accounts receivable, net of allowance of $5,005, and $3,911, respectively	17,442	10,178		5,355
Contract assets, net of allowance of $1,000 and $500, respectively	6,504	3,935		4,420
Prepaid expenses and other current assets	5,133	2,588		2,611
Total Current Assets	54,166	40,691		53,305
Property and equipment, net	9,363	8,874		9,156
Goodwill	66,420	66,420		66,420	$ 27,277
Intangible assets, net	62,123	63,708		71,590
Loan receivable from related party	22,181	22,054		21,547
Operating lease right-of-use assets	2,355
Other non-current assets	1,769	1,588		1,338
TOTAL ASSETS	218,377	203,335		223,356
Current liabilities
Accounts payable	30,011	19,529		17,414
Amounts payable to related parties	1,974	716		757
Paycheck Protection Program (PPP) and other government loans, current portion	477	338
Accrued expenses and other current liabilities	13,625	10,354		11,477
Deferred revenue	6,406	6,450		7,265
Long-term debt, current portion	13,266	11,063		8,618
Total Current Liabilities	65,759	48,450		45,531
Deferred income taxes	558	512		328
Note payable to related party	194	193		189
PPP and other government loans excluding current portion	1,788	1,915		4,331
Long-term debt excluding current portion	166,111	162,170		148,027
Deferred revenue excluding current portion	13,583	14,288		16,139
Operating lease liabilities	1,774
Other long-term liabilities	2,575	2,632		356
TOTAL LIABILITIES	252,342	230,160		214,901
Commitments and contingencies (Note 6)
Shareholders' Deficit
Additional paid-in capital	163,545	163,465		159,529
Accumulated other comprehensive (loss) income	(502)	(273)		38
Accumulated deficit	(197,008)	(190,017)		(151,112)
Total Shareholders' Deficit	(33,965)	(26,825)	$ (3,957)	8,455	$ (9,115)
TOTAL LIABILITIES AND SHAREHOLDERS' (DEFICIT) EQUITY	$ 218,377	$ 203,335		$ 223,356